Non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Non-cash Items
Depreciation	$ 1,362	$ 122
Change in fair value of derivative financial instruments (Note 11)	(3,305)	2,035
Share-based compensation expense	2,697	3,113
Accretion of provision for reclamation (Note 12)	252	134
Deferred income tax expense (Note 9)	4,287
Accretion of lease liabilities	9
Deferred revenue (Note 10)	(1,227)	2,485
Accretion of deferred revenue (Note 10)	454
Foreign exchange gains	151
VAT written-off (Note 5)	276
Loss on assets disposal		36
Other expenses	15	282
Total non-cash items	$ 4,971	$ 8,207